SHARE CAPITAL AND RESERVES (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Aug. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company offered common stocks shares				$ 6,735,000
Description on statutory reserve				In accordance with the relevant laws and regulations of the PRC, the subsidiary of the Company established in the PRC is required to transfer 10% of its profit after taxation prepared in accordance with the accounting regulations of the PRC to the statutory reserve until the reserve balance reaches 50% of the subsidiary’s paid-up capital. Such reserve may be used to offset accumulated losses or increase the registered capital of the subsidiary, subject to the approval from the PRC authorities, and are not available for dividend distribution to the shareholders
Statutory reserve appropriation amount				$ 10,937	$ 1,735
Paid-up statutory reserve				13,821	$ 23,514
Additional Paid-in Capital [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company offered common stocks shares				$ 6,733,653
Consolidated statutory reserve		$ 20,630
Investor [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company offered common stocks shares	$ 600,000		$ 747,000
Subscription price	$ 5.00		$ 5.00